Other Non-Current Assets - Other Investment and Other Non Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Available-for-sale equity securities	$ 11	$ 10
Trading equity securities	8	8
Long-term State receivables	513	470
Long-term receivables from third parties	7	2
Long-term loans to affiliates	17	28
Prepaid for pension	10	5
Deposits and other non-current assets	34	37
Total	$ 600	$ 560